Accrued Expenses	12 Months Ended
Dec. 31, 2020
Accrued Expenses [Abstract]
ACCRUED EXPENSES
13.	ACCRUED EXPENSES

The following table provides additional information related to the Company’s accrued expenses as of (in thousands):

	December 31, 2020	December 31, 2019
Accrued customer incentives	$1,524	$222
Accrued payroll	1,245	1,237
Accrued commission	108	240
Other accrued expenses	84	249
Total	$2,961	$1,948